Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 11, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 6,806,024,000
Shares repurchase, shares	9,535,992	12,298,434	12,032,899
Shares repurchase, value	$ 995,322,000	$ 987,897,000	$ 985,735,000
Total intrinsic value of options exercised	$ 95,707,000	$ 112,989,000	$ 131,603,000
Weighted average fair value granted under options	$ 25.00	$ 17.14	$ 22.39
Total fair value of restricted stock units vested	$ 35,824,000	$ 22,772,000	$ 22,485,000
Unrecognized compensation expense	$ 153,469,000
Unrecognized compensation expense expected period of recognition (in years)	1 year 10 months 2 days
Options to purchase ordinary shares reserved for issuance	15,903,000
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter				$ 250,000,000
Authorized amount under share repurchase programs				$ 1,000,000,000
Shares repurchase, value	$ 995,322,000	$ 987,897,000	$ 985,735,000
Frequency of periodic stock repurchases	Quarter
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	7 years
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end	10.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	519,521
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	346,241	311,257	277,571
Average price per share purchased by employees	$ 73.47	$ 66.08	$ 60.99
Compensation expense recognized	$ 6,656,000	$ 5,432,000	$ 4,517,000
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	500,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	1,000,000
Stock Options | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 103.50	$ 80.73	$ 83.23
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 104.38	$ 82.01
Total fair value of restricted stock units vested	$ 6,241,000	$ 3,056,000	$ 1,523,000